Cover	Sep. 24, 2026
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Biodexa Pharmaceuticals PLC
Entity Central Index Key	0001643918
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 Caspian Point
Entity Address, Address Line Two	Caspian Way
Entity Address, City or Town	Cardiff
Entity Address, Country	GB
Entity Address, Postal Zip Code	CF10 4DQ
Country Region	+44
City Area Code	29
Local Phone Number	20480 180
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Ave.
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Donald J. Puglisi